REPO AND REVERSE REPO TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
REPO AND REVERSE REPO TRANSACTIONS
Summary of residual values of assets

The residual values of assets transferred under reverse repo transactions as of December 31, 2021 and 2020 are detailed below:

Reverse Repo Transactions:

Book Value
December 31, 2021	—
December 31, 2020	—